RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Tables)	12 Months Ended
Oct. 31, 2018
Defined Benefit Plan [Abstract]
Schedule of Defined Benefit Plans Disclosures
For the years ended October 31, 2018, 2017 and 2016, components of net periodic benefit cost (benefit) and other amounts recognized in other comprehensive income were comprised of:

	Defined Benefit Plans						U.S. Post-Retirement Benefit Plan
	U.S. Plans			Non-U.S. Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in millions)
Net periodic benefit cost (benefit)
Service cost — benefits earned during the period	$24	$22	$21	$14	$18	$19	$1	$1	$1
Interest cost on benefit obligation	25	21	22	23	23	32	7	7	9
Expected return on plan assets	(37)	(33)	(37)	(85)	(74)	(74)	(13)	(11)	(14)
Amortization:
Net actuarial loss	12	15	9	25	33	27	16	21	20
Prior service credit	(7)	(8)	(7)	(1)	(1)	(1)	(14)	(15)	(17)
Net periodic benefit cost (benefit)	17	17	8	(24)	(1)	3	(3)	3	(1)
Curtailments and settlements	—	—	—	1	(69)	—	—	—	—
Net periodic benefit cost (benefit)	$17	$17	$8	$(23)	$(70)	$3	$(3)	$3	$(1)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss (gain)	$(11)	$4	$60	$41	$(145)	$188	$(1)	$(16)	$5
Amortization:
Net actuarial loss	(12)	(15)	(9)	(25)	(33)	(27)	(16)	(21)	(20)
Prior service credit	7	8	7	1	1	1	14	15	17
Settlement	—	—	—	(1)	(24)	—	—	—	—
Curtailment	—	—	—	—	1	—	—	—	—
Foreign currency	—	—	—	(5)	1	(5)	—	—	—
Total recognized in other comprehensive (income) loss	$(16)	$(3)	$58	$11	$(199)	$157	$(3)	$(22)	$2
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$1	$14	$66	$(12)	$(269)	$160	$(6)	$(19)	$1

Schedule of Changes in Fair Value of Plan Assets	As of October 31, 2018 and 2017, the funded status of the defined benefit and post-retirement benefit plans was as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plan
	2018	2017	2018	2017	2018	2017
	(in millions)
Change in fair value of plan assets:
Fair value — beginning of year	$515	$464	$1,440	$1,317	$182	$171
Actual return on plan assets	6	72	2	136	3	26
Employer contributions	85	—	33	34	—	—
Settlements	—	—	(6)	(51)	—	—
Benefits paid	(31)	(21)	(42)	(42)	(13)	(15)
Currency impact	—	—	(35)	46	—	—
Fair value — end of year	$575	$515	$1,392	$1,440	$172	$182
Change in benefit obligation:
Benefit obligation — beginning of year	$675	$610	$1,338	$1,508	$207	$214
Service cost	24	22	14	18	1	1
Interest cost	25	21	23	23	7	7
Settlements	—	—	(6)	(142)	—	—
Curtailments	—	—	—	(12)	—	—
Actuarial loss (gain)	(43)	43	(43)	(69)	(12)
Benefits paid	(31)	(21)	(42)	(42)	(13)	(15)
Currency impact	—	—	(35)	54	—	—
Benefit obligation — end of year	$650	$675	$1,249	$1,338	$190	$207
Overfunded (Underfunded) status of PBO	$(75)	$(160)	$143	$102	$(18)	$(25)
Amounts recognized in the consolidated balance sheet consist of:
Other assets	$—	$—	$257	$211	$—	$—
Employee compensation and benefits	(1)	(1)	—	—	—	—
Retirement and post-retirement benefits	(74)	(159)	(114)	(109)	(18)	(25)
Net asset (liability)(a)	$(75)	$(160)	$143	$102	$(18)	$(25)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial losses	$112	$135	$396	$385	$28	$45
Prior service credits	(4)	(11)	(1)	(1)	(28)	(42)
Total	$108	$124	$395	$384	$—	$3

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The amounts in accumulated other comprehensive income expected to be amortized into net periodic benefit cost (benefit) during 2019 are as follows:

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plan
	(in millions)
Amortization of net prior service credit	$(4)	$(1)	$(14)
Amortization of actuarial net loss	$10	$28	$9

Schedule of Allocation of Plan Assets
The following tables present the fair value of U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2018 and 2017:

		Fair Value Measurement as of October 31, 2018 Using
	October 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$4	$—	$4	$—	$—
Equity	392	120	1	—	271
Fixed income	179	14	94	—	71
Other investments	—	—	—	—	—
Total assets measured at fair value	$575	$134	$99	$—	$342

		Fair Value Measurement as of October 31, 2017 Using
	October 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$5	$—	$5	$—	$—
Equity	371	114	1	—	256
Fixed income	139	16	75	—	48
Other investments	—	—	—	—	—
Total assets measured at fair value	$515	$130	$81	$—	$304
For U.S. Defined Benefit Plans, there was no activity relating to assets measured at fair value using significant unobservable inputs (Level 3) during 2018 and 2017.
The following tables present the fair value of U.S. Post-Retirement Benefit Plan assets classified under the appropriate level of the fair value hierarchy as of October 31, 2018 and 2017:

		Fair Value Measurement as of October 31, 2018 Using
	October 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$1	$—	$1	$—	$—
Equity	120	37	—	—	83
Fixed income	51	4	27	—	20
Other investments	—	—	—	—	—
Total assets measured at fair value	$172	$41	$28	$—	$103

		Fair Value Measurement as of October 31, 2017 Using
	October 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$3	$1	$2	$—	$—
Equity	132	41	—	—	91
Fixed income	47	5	25	—	17
Other investments	—	—	—	—	—
Total assets measured at fair value	$182	$47	$27	$—	$108
For U.S. Post-Retirement Benefit Plan, there was no activity relating to assets measured at fair value using significant unobservable inputs (Level 3) during 2018 and 2017.
The following tables present the fair value of Non-U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2018 and 2017:

		Fair Value Measurement as of October 31, 2018 Using
	October 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—
Equity	791	135	—	—	656
Fixed income	595	—	208	—	387
Other investments	6	—	—	3	3
Total assets measured at fair value	$1,392	$135	$208	$3	$1,046

		Fair Value Measurement as of October 31, 2017 Using
	October 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at NAV
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—
Equity	757	156	2	—	599
Fixed income	677	—	200	—	477
Other investments	6	—	—	3	3
Total assets measured at fair value	$1,440	$156	$202	$3	$1,079

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets	Non-U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (Level 3), the following table summarizes the change in balances during 2018 and 2017:

	Year Ended
	October 31,
	2018	2017
	(in millions)
Balance, beginning of year	$3	$3
Realized gains	—	—
Unrealized gains/(losses)	—	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	—	—
Balance, end of year	$3	$3
The
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets	table below presents the combined projected benefit obligation ("PBO"), accumulated benefit obligation ("ABO") and fair value of plan assets, grouping plans using comparisons of the PBO and ABO relative to the plan assets as of October 31, 2018 and 2017:

	2018		2017
	Benefit Obligation	Fair Value of Plan Assets	Benefit Obligation	Fair Value of Plan Assets

	PBO		PBO
	(in millions)		(in millions)
U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$650	$575	$675	$515
U.S. defined benefit plans where fair value of plan assets exceeds PBO	—	—	—	—
Total	$650	$575	$675	$515
Non-U.S. defined benefit plans where PBO exceeds or is equal to the fair value of plan assets	$363	$249	$378	$269
Non-U.S. defined benefit plans where fair value of plan assets exceeds PBO	886	1,143	960	1,171
Total	$1,249	$1,392	$1,338	$1,440

	ABO		ABO
U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$609	$575	$629	$515
U.S. defined benefit plans where the fair value of plan assets exceeds ABO	—	—	—	—
Total	$609	$575	$629	$515
Non-U.S. defined benefit plans where ABO exceeds or is equal to the fair value of plan assets	$351	$249	$364	$269
Non-U.S. defined benefit plans where fair value of plan assets exceeds ABO	879	1,143	952	1,171
Total	$1,230	$1,392	$1,316	$1,440
Cont
Schedule of Expected Benefit Payments	following table presents expected future benefit payments for the next 10 years.

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plan
	(in millions)
2019	$39	$32	$18
2020	$41	$36	$18
2021	$46	$39	$17
2022	$48	$41	$16
2023	$52	$44	$16
2024 - 2028	$275	$238	$71
Assu
Schedule of Assumptions Used	mptions used to calculate the net periodic benefit cost (benefit) for the year ended October 31, 2018 and 2017 were as follows:

	For years ended October 31,
	2018	2017
U.S. Defined Benefit Plans:
Discount rate	3.75%	3.50%
Average increase in compensation levels	3.00%	3.00%
Expected long-term return on assets	7.50%	7.50%
Non-U.S. Defined Benefit Plans:
Discount rate	0.59-2.52%	0.40-2.63%
Average increase in compensation levels	2.50-3.25%	2.50-3.50%
Expected long-term return on assets	4.00-6.50%	4.00-6.50%
U.S. Post-Retirement Benefits Plan:
Discount rate	3.50%	3.50%
Expected long-term return on assets	7.50%	7.50%
Current medical cost trend rate	6.00%	6.00%
Ultimate medical cost trend rate	3.50%	3.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029
Assumptions used to calculate the benefit obligation as of October 31, 2018 and 2017 were as follows:

	As of the years ended October 31,
	2018	2017
U.S. Defined Benefit Plans:
Discount rate	4.50%	3.75%
Average increase in compensation levels	3.00%	3.00%
Non-U.S. Defined Benefit Plans:
Discount rate	0.83-2.83%	0.59-2.52%
Average increase in compensation levels	2.50-3.00%	2.50-3.25%
U.S. Post-Retirement Benefits Plan:
Discount rate	4.25%	3.50%
Current medical cost trend rate	6.00%	6.00%
Ultimate medical cost trend rate	4.00%	3.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029
Heal